U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

February 11, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	LKCM Funds (the “Trust”) File Nos. 811-08352 and 033-75116

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby submits Post-Effective Amendment No. 32 to the Trust’s Registration Statement for the purpose of adding one new series: the LKCM Small-Mid Cap Equity Fund.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective on May 1, 2011 or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz
For U.S. Bancorp Fund Services, LLC